Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SSGA FUNDS
Entity Central Index Key	0000826686
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000143790
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class A
Trading Symbol	SSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$131	1.18%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Value yielded positive returns, mainly in Europe, as lower-valued firms outpaced pricier ones. Sentiment delivered gains in all regions with market-favored companies outperforming peers. Stock selection in each of the Financials, Materials and Consumer Staples sectors was the largest positive contribution to Fund performance, while stock selection in Communication Services and Utilities sectors was the largest negative contribution to excess return relative to the Index. At the regional level, stock selection added value mostly in Europe and Asia Pacific ex Japan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 180,458,345
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 739,393
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$180,458,345 Number of Portfolio Holdings181 Portfolio Turnover Rate131% Total Advisory Fees Paid$739,393
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.0%
Deutsche Telekom AG	1.6%
British American Tobacco PLC	1.6%
Intesa Sanpaolo SpA	1.4%
Deutsche Bank AG	1.3%
Barclays PLC	1.3%
Lloyds Banking Group PLC	1.3%
Nordea Bank Abp	1.2%
Bank Leumi Le-Israel BM	1.2%

C000143792
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class I
Trading Symbol	SSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.82%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Value yielded positive returns, mainly in Europe, as lower-valued firms outpaced pricier ones. Sentiment delivered gains in all regions with market-favored companies outperforming peers. Stock selection in each of the Financials, Materials and Consumer Staples sectors was the largest positive contribution to Fund performance, while stock selection in Communication Services and Utilities sectors was the largest negative contribution to excess return relative to the Index. At the regional level, stock selection added value mostly in Europe and Asia Pacific ex Japan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 180,458,345
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 739,393
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$180,458,345 Number of Portfolio Holdings181 Portfolio Turnover Rate131% Total Advisory Fees Paid$739,393
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.0%
Deutsche Telekom AG	1.6%
British American Tobacco PLC	1.6%
Intesa Sanpaolo SpA	1.4%
Deutsche Bank AG	1.3%
Barclays PLC	1.3%
Lloyds Banking Group PLC	1.3%
Nordea Bank Abp	1.2%
Bank Leumi Le-Israel BM	1.2%

C000143793
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class K
Trading Symbol	SSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Value yielded positive returns, mainly in Europe, as lower-valued firms outpaced pricier ones. Sentiment delivered gains in all regions with market-favored companies outperforming peers. Stock selection in each of the Financials, Materials and Consumer Staples sectors was the largest positive contribution to Fund performance, while stock selection in Communication Services and Utilities sectors was the largest negative contribution to excess return relative to the Index. At the regional level, stock selection added value mostly in Europe and Asia Pacific ex Japan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 180,458,345
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 739,393
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$180,458,345 Number of Portfolio Holdings181 Portfolio Turnover Rate131% Total Advisory Fees Paid$739,393
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.0%
Deutsche Telekom AG	1.6%
British American Tobacco PLC	1.6%
Intesa Sanpaolo SpA	1.4%
Deutsche Bank AG	1.3%
Barclays PLC	1.3%
Lloyds Banking Group PLC	1.3%
Nordea Bank Abp	1.2%
Bank Leumi Le-Israel BM	1.2%

C000014139
Shareholder Report [Line Items]
Fund Name	State Street International Stock Selection Fund
Class Name	Class N
Trading Symbol	SSAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street International Stock Selection Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$112	1.00%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Value and Sentiment-based factors were the primary drivers of Fund performance during the reporting period relative to the Index. Value yielded positive returns, mainly in Europe, as lower-valued firms outpaced pricier ones. Sentiment delivered gains in all regions with market-favored companies outperforming peers. Stock selection in each of the Financials, Materials and Consumer Staples sectors was the largest positive contribution to Fund performance, while stock selection in Communication Services and Utilities sectors was the largest negative contribution to excess return relative to the Index. At the regional level, stock selection added value mostly in Europe and Asia Pacific ex Japan.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 180,458,345
Holdings Count | Holding	181
Advisory Fees Paid, Amount	$ 739,393
InvestmentCompanyPortfolioTurnover	131.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$180,458,345 Number of Portfolio Holdings181 Portfolio Turnover Rate131% Total Advisory Fees Paid$739,393
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
Novartis AG	2.2%
Roche Holding AG	2.0%
Deutsche Telekom AG	1.6%
British American Tobacco PLC	1.6%
Intesa Sanpaolo SpA	1.4%
Deutsche Bank AG	1.3%
Barclays PLC	1.3%
Lloyds Banking Group PLC	1.3%
Nordea Bank Abp	1.2%
Bank Leumi Le-Israel BM	1.2%

C000014159
Shareholder Report [Line Items]
Fund Name	State Street S&P 500 Index Fund
Class Name	Class N
Trading Symbol	SVSPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street S&P 500 Index Fund (the "Fund") for the period of September 1, 2024 through August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ssga.com/us/en/institutional/fund-finder?type=mf . You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	https://www.ssga.com/us/en/institutional/fund-finder?type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund posted positive returns in seven of the twelve months of the reporting period. Over this time period, the S&P 500 was influenced by a mix of macroeconomic and sector-specific factors. AI-driven growth in major tech firms fueled optimism, with the “Magnificent Seven” posting strong earnings and leading market gains. Broader corporate earnings were solid, with over 80% of companies beating estimates in Q2 2025. Early 2025 saw volatility due to tariff concerns, but the impact was limited. Investor sentiment improved as recession fears faded and the U.S. Federal Reserve signaled a potential rate cut, boosting equity valuations. P/E ratios expanded above historical norms, reflecting confidence in future growth. Consumer resilience and easing inflation also supported performance. Despite early headwinds, the index posted a strong year, driven by concentrated gains in large-cap stocks and improving economic indicators.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,594,650,784
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 227,566
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 8/31/2025

Total Net Assets$1,594,650,784 Number of Portfolio Holdings506 Portfolio Turnover Rate2% Total Advisory Fees Paid$227,566
Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
NVIDIA Corp.	7.7%
Microsoft Corp.	6.9%
Apple, Inc.	6.3%
Amazon.com, Inc.	4.0%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	1.8%
Tesla, Inc.	1.7%
Berkshire Hathaway, Inc., Class B	1.7%